CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

17. CONCENTRATIONS AND RISKS

Credit risk

Bank balances

The Group believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiaries are located.

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purposes.

Receivables from customers

The Group’s securities trading activities are transacted on a cash basis. The Group’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations.

Other current assets

The Group is exposed to risk from other current assets. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Concentration of credit risk

The Group’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer A	4,900,000	82%	*	*
Customer B	*	*	11,729,470	31%
Customer C	*	*	5,290,470	14%
Customer D	*	*	3,850,401	10%

Details of the customer accounting for 10% or more of total receivables from customers are as follows:

	As of December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer E	211,745	77%	*	*
Customer F	*	*	465,045	67%
Customer G	*	*	105,000	15%

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer H	949,871	25%	*	*
Customer I	922,299	24%	*	*
Customer J	*	*	12,823,672	51%
Customer K	*	*	10,300,000	41%

*	Less than 10%

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025

17. CONCENTRATIONS AND RISKS (Continued)

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in the functional currency of the operating subsidiaries, HK$. In the opinion of the directors of the Group, the currency risk of US$ is considered insignificant as HK$ is pegged to US$ and therefore no sensitivity analysis is presented.

Market and geographic risk

The Group’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Group’s business, financial condition, and results of operations.